SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses	$ 52,540	$ 44,509
Capitalized research expenses	3,432	3,686
Fixed asset depreciation	487	678
Other	697	804
ASC 842 Right of Use Liability	137
Total deferred tax assets	57,293	49,677
Valuation allowance	(57,170)	(49,677)
Deferred tax assets	123
Deferred tax liabilities:
ASC 842 Right of Use Asset	(123)
Deferred tax liabilities	(123)
Net deferred tax asset